ACQUISITION OF WILSON-DAVIS - Sponsors (Details)		3 Months Ended
	Feb. 07, 2024 USD ($) D $ / shares shares	Mar. 31, 2024 USD ($)
ACQUISITION OF WILSON-DAVIS
Founder Shares transferred at closing as consideration for Wilson Davis Acquisition		$ 8,850,100
WILSON-DAVIS
ACQUISITION OF WILSON-DAVIS
Aggregate value of Founder Shares agreed to transfer to the Wilson-Davis Sellers	$ 6,000,000
Number of trading days over which VWAP of Quantum Common Stock is considered for determination of Founder Shares agreed to transfer | D	5
Number of Founder Shares transferred (in shares) | shares	885,010
Share price | $ / shares	$ 10
Founder Shares transferred at closing as consideration for Wilson Davis Acquisition	$ 8,850,100
Term within which additional founder shares can be transferred	6 months
Maximum number of Founder Shares that can be transferred (in shares) | shares	2,500,000